SEGMENT REPORTING - Information Regarding Principal Geographic Areas (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Revenues and Long-Lived Assets
Net sales	$ 998,041	$ 1,163,026	$ 1,239,817	$ 1,015,125	$ 988,181	$ 1,212,702	$ 1,294,440	$ 993,857	$ 4,416,009	$ 4,489,180	$ 3,941,182
Long-Lived Tangible Assets	506,483				376,638				506,483	376,638	344,356
United States
Revenues and Long-Lived Assets
Net sales									4,308,618	4,382,356	3,821,366
Long-Lived Tangible Assets	469,605				342,326				469,605	342,326	313,976
Foreign
Revenues and Long-Lived Assets
Net sales									107,391	106,824	119,816
Long-Lived Tangible Assets	$ 36,878				$ 34,312				$ 36,878	$ 34,312	$ 30,380